Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On November 3, 2025, the Company's Board of Directors approved and declared a cash dividend on its issued and outstanding preference shares, payable on December 15, 2025 or the next business day thereafter to holders of record at the close of business on December 8, 2025 as follows:

Preference Share Series	Dividend Rate	Dividend Per Share
Series A	8.500%	$0.5312500
Series B	8.000%	$0.5000000
Series C	7.375%	$0.4609375
Series D	6.875%	$0.4296875
Series E	5.750%	$0.3593750
Series F	7.625%	$0.4765625